Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES [Abstract]:
Net income	$ 45,681	$ 44,119
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]:
Depreciation	39,881	38,013
Amortization and write off of financing costs	540	1,335
Amortization of deferred drydocking and special survey	3,936	4,043
Amortization of unearned revenue	(313)	(322)
Net settlements on interest rate swaps qualifying for cash flow hedge	(1,458)	(861)
Loss (gain) on derivative instruments	679	69
Gain on sale/disposal of vessels, net	(1,303)	(10,771)
Loss (gain) on sale of investments	0	7
Changes in Operating Assets and Liabilities [Abstract]:
Receivables	(786)	(169)
Due from related parties	3,064	(731)
Inventories	(3,314)	(3,381)
Claims receivable	395	(1,687)
Prepayments and other	(1,144)	(642)
Accounts payable	2,163	2,262
Due to related parties	0	338
Accrued liabilities	167	1,305
Unearned revenue	(992)	393
Other liabilities	(90)	431
Drydockings	(4,069)	(6,122)
Accrued charter revenue	985	15,442
Net Cash provided by Operating Activities	84,022	83,071
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]:
Advances for vessels acquisitions	(69,196)	(145,780)
Vessels acquisitions/ Additions to vessel cost	(54,900)	(74,843)
Proceeds from sale of available for sale securities	0	6,082
Proceeds from the sale of vessels, net	17,426	19,005
Net cash used in Investing Activities	(106,670)	(195,536)
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]:
Proceeds from long-term debt	199,300	107,593
Repayment of long-term debt	(90,232)	(49,321)
Payment of financing costs	(457)	(2,948)
Follow-on offering proceeds, net of related expenses	100,584	0
Dividends paid	(34,587)	(30,150)
(Increase) decrease in restricted cash	(8,266)	(2,855)
Net cash provided by Financing Activities	166,342	22,319
Net increase / (decrease) in cash and cash equivalents	143,694	(90,146)
Cash and cash equivalents at beginning of the period	97,996	159,774
Cash and cash equivalents at end of the period	241,690	69,628
SUPPLEMENTAL CASH INFORMATION [Abstract]:
Cash paid during the period for interest	$ 13,500	$ 9,874